NET PROFIT (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Details of Number of Shares and Loss Used in Computation
a.	Details of the number of shares and loss used in the computation of loss per share from continuing operations:
	Year ended December 31,
	2017		2018		2019
	Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Profit

Basic and diluted profit (loss)	23,341,040	(14,533)	27,113,617	(5,665)	27,178,839	2,066

b.	Details of the number of shares and profit (loss) used in the computation of profit or (loss) per share from discontinued operation:

	Year ended December 31,
	2017		2018		2019
	Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Profit

Basic and diluted profit (loss)	23,341,040	(7,616)	27,113,617	4,608	27,178,839	2,889

Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations
c.	Net profit (loss) per share from continuing and discontinued operations:

	Year ended December 31,
	2017	2018	2019
Basic and Diluted loss per share:
Profit (loss) from from continuing operations	(0.62)	(0.21)	0.08

Profit (loss) from discontinued operation	(0.33)	0.17	0.10

Profit (loss) per share	(0.95)	(0.04)	0.18